Office of General Counsel
		Please Reply to:	Timothy D. Crawford
AVP, Associate General Counsel
One Nationwide Plaza 01-34-201
Columbus, Ohio 43215
VIA EDGAR			E-mail: crawfot1@nationwide.com
Tel: (614) 249-3398
Fax: (614) 249-0078

October 26, 2009

Ms. Rebecca A. Marquigny
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management
100 F. Street, NE
Washington, D.C.  20549-8629

Re:           Nationwide Life Insurance Company
Nationwide VLI Separate Account - 4
Pre-Effective Amendment No. 5 (N-6 Registration Statement, File No. 333-153343)

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide VLI Separate Account - 4 ("Variable Account"), we are filing this Pre-Effective Amendment No. 4 in response to your comments by telephone October 8, 2009 relating to the above-referenced Registration Statement.  The Registration Statement provides for the offering of certain life insurance policies through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

Responses to your comments appear below in the numerical sequence established at the time they were provided.

1.
The third paragraph of the "Consolidated Purchase and Banded Policy Charges" subsection of the "In Summary: Policy Benefits" section is confusing in that you specify how charges are banded based on premium received (or assumed) up to the 7 pay limit but you do not state what is done with excess premium, why is excess premium not counted toward aggregate premium for banded charge purposes.

Response

The third paragraph has been modified as follows.

When the Policy Owner makes the initial Block Purchase, it is impossible to determine the amount of first-year Premium that actually will be paid so the band assigned is determined by assuming the first-year Premium on the Block Purchase will be the Code Section 7702A 7-pay test limit.  The 7-pay test assigns a maximum level Premium for each of the first seven policy years.  The 7-pay limit will vary with each policy based on a number of factors, including the Total Specified Amount, the age of the Insured at issue, any Substandard Ratings, and is also adjusted by any Premium exchanged into the Policy under Section 1035 of the Code.  For all subsequent Block Purchases the charge band is assigned based on the actual first-year Premium received up to the 7-pay limit for all previous Block Purchases plus the Code Section 7702A first-year Premium limit on the new Block Purchase.  We only count Premium up to the 7-pay limit in assigning charge bands because the majority of policies we issue as non-MECs and we priced this product on that basis.

2.
Footnote 2 in the "In Summary: Fee Tables" section of the prospectus is okay, but move the example out and place it in the narrative with a cross reference in the footnote.  In creating the new narrative, add a few sentences to show how the 7 pay test relates to all of this and explain that any excess above the 7 pay results in a modified endowment contract (MEC).  Be sure to clarify.

Response

The example has been removed from the footnote with a cross-reference to the Premium Load section of the prospectus.

The third paragraph of the "Premium Load" subsection of the "Policy and Rider Charges" section has been modified to add the example.

We divide Premium payments into contributions towards Target Premium and Excess Premium.  Target Premium is an annual Premium based on the specified amount under the base policy (i.e., the Policy without any riders) and the Insured's age and underwriting class.  A portion of each Premium payment is considered a contribution towards Target Premium until the total of such contributions in a policy year equals the Target Premium.  For example, if a policy has a Target Premium of $100,000, Premium of $10,000 is paid each month the first policy year, and the policy is part of a Block Purchase assigned to Band 2, then each of the first ten Premiums will be assessed a Premium Load of 5% or $500 on each $10,000 of Premium paid.  The last two Premiums in this example would be in excess of Target Premium and will be assessed a Premium Load of 3% or $300 on each of the last two $10,000 Premiums paid in the first policy year.  This example assumes current charges under the fee table are being assessed.

A new fourth paragraph has been added that provides additional explanatory detail and as a result is responsive to comment no. 8 and is listed below.

If the Supplemental Insurance Rider is elected, Premium attributable to the Rider Specified Amount is treated as Excess Premium.   The amount of a Premium payment applied as Target Premium and Excess Premium is determined by dividing the Premium payment based on the percentages of Total Specified Amount allocated between Base Specified Amount and Rider Specified Amount.  For example, if your Total Specified Amount is allocated 80% to Base Specified Amount and 20% to Rider Specified Amount and you make a $10,000 Premium payment, then $8,000 would be treated as Target Premium and the remaining $2,000 as Excess Premium.

3.
In the last sentence of the paragraph immediately preceding the subheading "Insurance Coverage Effective Date" in the "Purchasing a Policy" subsection of "The Policy" section delete the words "on a day the NYSE is open for business so that the sentence ends with "at the price next determined."

Response

The sentence has been modified in accordance with your comment.

4.
In the third to last sentence of the first paragraph of the "Right Cancel (Examination Right)" subsection of "The Policy" section, it still specifies "[i]f we do not receive the policy at our Home Office" as of the end of the cancellation period then the policy owner is bound to the policy.  Please clarify by making it explicit that the cancellation need only be "post-marked" by the end of the cancellation period if sent to the Home Office.

Response

In conjunction with the other free-look disclosure, this sentence is somewhat duplicative (i.e., "post-ma5rked" is specified two sentences earlier).  For clarity and to eliminate the duplicative nature of the sentence, it has been modified as follows.

If the Policy is not cancelled during the free look period, then the Policy Owner will forfeit any right to cancel the Policy free of charge.

5.
Carefully examine the first two paragraphs under the subheading "How Aggregate Premium is Determined on the Initial Block Purchase and Subsequent Block Purchases" under the "Banded Charges and How We Assign a Band to the Policy" subsection of the "Policy and Rider Charges" section.  Provide further explanation of how individual policies versus the larger group purchase are treated.  The concept seems lost in the disclosure.    Within the second paragraph consider specifying MEC implications in the example.  Why is premium causing a policy to be a MEC not counted in the banding calculation?

Response

The subheading has been renamed "How Aggregate Premium is Determined on the Initial Block Purchase and Each Subsequent Block Purchase" for further clarity.  The first paragraph under the subheading has been deleted and replaced with two new paragraphs and the second (now third) paragraph has been rewritten as follows.

Regardless of whether a policy is issued as a MEC or non-MEC, we count aggregate Premium on each policy up to its 7-pay limit defined in Code Section 7702A, plus any Premium received as part of a Section 1035 exchange, for purposes of assigning charge bands to policies that are part of a larger Consolidated Purchase.   This means Premium in excess of the 7-pay limit is not included for purposes of assigning policies a charge band.  The 7-pay limit is unique to each policy issued because the limit includes numerous factors unique to each policy like the age of the Insured, Base Specified Amount, Substandard Ratings, and any Code Section 1035 exchanges.  We only include aggregate Premium up to the 7-pay limit because the majority of policies we issue do not exceed that limit and we priced the Policy on that basis.  A Consolidated Purchase begins with an initial Block Purchase.

When we receive a request for an initial Block Purchase of policies we cannot determine the amount of Premium we will receive in the first year, so for purposes of assigning a charge band we assume the aggregate first year Premium on each policy in the initial Block Purchase will be its Code Section 7702A 7-pay limit, plus any Premium that is part of a Section 1035 exchange.  If we receive less than the 7-pay limit in aggregate first year Premium, it will not impact the charge band already assigned, but it will be used for calculating aggregate first year Premium on each subsequent Block Purchase.

For each subsequent Block Purchase, the charge band assigned is based on the actual amount of first-year Premium received on policies in previous Block Purchases plus the Code Section 7702A limit on first-year premium of all of the policies that are part of the new Block Purchase.  For example, if a previous Block Purchase has a Code Section 7702A limit of $150,000 on first-year Premium, but the total actual first-year Premium received with the initial Block Purchase is only $100,000, then on the new Block Purchase we use $100,000 actually received as the amount added to the new Block Purchase to determine total first-year Premium and the band assigned.  If we use the same example where Premium actually received is in excess of the 7-pay limit, the aggregate Premium used in determining the band applicable to the new Block Purchases remains $150,000, because Premium in excess of the Code Section 7702A 7-pay limit is not included in calculating aggregate first year Premium.

The changes also make the paragraph immediately preceding the subheading duplicative so we have deleted it in its entirety.  We believe the modifications above address comment nos. 6 and 7 below.

6.
Within the same section referenced in comment no 5. above, consider how the 7 pay limit operates.  Consider the concept of individual policies versus the group and how each policy receives its treatment.  Policies grouped together receive the same treatment, so explain the grouping but also explain the concept of a single purchase.

Response

Please see comment no. 5 above, which addresses this comment as well.

7.
Immediately above the premium banding chart on page 26, consider reorganizing how you describe the treatment of MEC and non-MEC with regard to banding because it is confusing as to how bands are assigned.

Response

Please see response to comment no. 5 above, which addresses this comment as well.

8.
In the third paragraph of the "Premium Load" subsection of "Policy and Rider Charges" section Plain English the description of the ratio between target and excess premium as it relates to calculating the premium load.

Response

See response to comment no. 2, above.

9.
In Appendix C prominently state: (1) the examples in the tables are based on current charges; and (2) if charges in the tables were based on maximums the examples would show higher charges.  Consider using a footnote similar to that included with the third example charge chart.

Response

The requested changes providing further explanatory detail on the nature of the tables and their assumptions has been made.  Additional footnotes crafted along the lines of the one in third table have been added except for the table describing variable account charges, as a footnote in that table did not really fit the comment.

10.
In Appendix C you show charges going out five policy years but it seems unclear in many of the charts that going out this far in duration adds any value.  Also, it is unclear these examples offer any specific value – what are they designed to show?  Consider customizing each chart so that a proper application of the example is shown.

Response

Five-policy years only presents value with regard to the Cost of Insurance Charges chart, as those are the only charges that change each year.  The variable account charge changes incrementally after several policy years.  The chart covering variable account charges has been modified accordingly.  These modifications and the items in comment no. 9 should provide greater clarity on the charges.

Finally, we acknowledge the following:

▪
should the Securities and Exchange Commission (the "Commission") or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

▪
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Nationwide from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

▪	Nationwide may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely yours,

/s/ TIMOTHY D. CRAWFORD

Timothy D. Crawford
AVP, Associate General Counsel
Office of General Counsel
Nationwide Life Insurance Company